Consolidated Statements of Operations $ in Thousands	12 Months Ended
	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2015 CAD / shares	Jun. 30, 2014 USD ($) $ / shares shares	Jun. 30, 2014 CAD / shares
Revenues	$ 554,751		$ 489,499
Costs and expenses:
Cost of operations	427,536		373,060
General and administrative	54,749		46,673
Non-cash stock compensation	4,170		3,942
Acquisition expenses	3		282
Depreciation and depletion expense	47,757		46,444
Amortization expense	3,374		3,573
Total operating expenses	537,589		473,974
Income from operations	17,162		15,525
Interest expense	17,412		16,641
Foreign currency (gain) loss	(136)		424
Unrealized gain on foreign currency exchange contracts	(83)		(737)
Non-cash gain on US$ 6.25% Convertible Debentures conversion feature	(231)		(714)
Gain on Bargain purchase of businesses acquired, net of tax			(2,762)
Other (income) expense , net	(3,481)		1,651
Income before income taxes and equity in net income of unconsolidated investment	3,681		1,022
Equity in net income of unconsolidated investment	58
Income tax expense (benefit)	84		(395)
Net income	$ 3,655		$ 1,417
Weighted average number of shares outstanding-basic | shares	87,345,708		82,096,947
Weighted average number of shares outstanding-diluted | shares	108,824,430		100,554,123
Basic and diluted net income per common share | $ / shares	$ 0.04		$ 0.02
Dividends declared per common share | (per share)	$ 0.11	CAD 0.42		CAD 0.61